Jody M. Walker
                            Attorney At Law
                        7841 South Garfield Way
                          Centennial, CO 80122
                       jmwalker85@earthlink.net
303-850-7637                                     303-482-2731 facsimile

September 22, 2011

United States
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, N.W.
Washington, D.C. 20549

     Re:  Primco Management, Inc.
          Amendment No. 2 to Registration Statement on Form S-1
          Filed August 1, 2011
          File No. 333-173119

Dear Sir or Madam:

In response to your comment letter dated August 18, 2011, please note the following:

General

1. We note your response to comment 2 in our letter dated July 22, 2011; however, we were unable to locate the revised disclosure in your amendment. Please revise accordingly.

   The disclosure has been added under "Summary of the Offering".

Report of Independent Registered Public Accounting Firm, page 47
2. Please revise to include the words "substantial doubt" in the going concern opinion paragraph to comply with PCAOB standards.

     The disclosure has been revised.

Also, please note that the financials have been updated as appropriate.


Very truly yours,

/s/Jody M. Walker
-------------------------
Jody M. Walker
Attorney At Law